Business Combinations (Tables)	12 Months Ended
Apr. 30, 2019
Lambda Lab
Business Acquisition [Line Items]
Summary of Components Purchase Price and Preliminary Allocation of Purchase Price at Fair Value

The following table summarizes the components of the Lambda Lab purchase price and the preliminary allocation of the purchase price at fair value (in thousands):

Cash paid	$1,997
Developed technology	$1,339
Trade name	15
Goodwill	1,038
Net liabilities acquired	(395)
Total purchase consideration	$1,997

Swiftype Inc
Business Acquisition [Line Items]
Summary of Components Purchase Price and Preliminary Allocation of Purchase Price at Fair Value

The following table summarizes the components of the Swiftype purchase price and the allocation of the purchase price at fair value (in thousands):

Cash paid	$1,724
Ordinary shares	8,392
Total consideration	$10,116
Developed technology	$5,392
Trade name	97
Customer relationships	158
Goodwill	1,885
Net assets acquired	2,584
Total purchase consideration	$10,116

Schedule of Components of Identifiable Intangible Assets Acquired and Estimated Useful Lives

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition (in thousands):

		Useful life
	Fair Value	(in years)
Developed technology	$5,392	4
Customer relationships	158	4
Trade name	97	4
Total identifiable intangible assets	$5,647

Opbeat
Business Acquisition [Line Items]
Summary of Components Purchase Price and Preliminary Allocation of Purchase Price at Fair Value

The following table summarizes the components of the Opbeat purchase price and the allocation of the purchase price at fair value (in thousands):

Cash paid	$3,123
Ordinary shares	4,019
Total consideration	$7,142
Developed technology	$1,846
Goodwill	4,925
Net assets acquired	371
Total purchase consideration	$7,142

Schedule of Components of Identifiable Intangible Assets Acquired and Estimated Useful Lives

The following table sets forth the components of the identifiable intangible asset acquired and its estimated useful life as of the date of acquisition (in thousands):

		Useful life
	Fair Value	(in years)
Developed technology	$1,846	4

Prelert
Business Acquisition [Line Items]
Summary of Components Purchase Price and Preliminary Allocation of Purchase Price at Fair Value

The following table summarizes the components of the Prelert purchase price and the allocation of the purchase price at fair value (in thousands):

Cash paid	$5,000
Ordinary shares	5,708
Total consideration	$10,708
Developed technology	$411
Trade name	108
Customer relationships	93
IPR&D	1,525
Goodwill	7,554
Net assets acquired	1,017
Total purchase consideration	$10,708

Schedule of Components of Identifiable Intangible Assets Acquired and Estimated Useful Lives

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition (in thousands):

		Useful life
	Fair Value	(in years)
Developed technology	$411	5
Customer relationships	93	4
Trade name	108	4
IPR&D	1,525	N/A
Total identifiable intangible assets	$2,137